Restructuring and Other - Summary of Restructuring and Other and Other Unusual Charges or Benefits (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Operating Lease, Impairment Loss		$ 5.8	$ 5.8
Development Costs, Period Cost			7.2
Equipment Cost For Insurance Recoveries Amount	$ 0.6	$ 6.9	$ 8.4	$ 15.6
Fifty One Percent Consolidated Entity [Member]
Equity method investment ownership percentage	51.00%
Loss associated with theft	$ 16.6